Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP Salaried DPS Plan
EBP, Description of Plan [Line Items]
Company Contribution
Company contribution – In general, the formula to compute the company contribution is as follows:

	Target adjusted diluted EPS annual growth rate *
If Altria’s actual adjusted diluted EPS annual growth rate is:	Under the target range	Within the target range	Above the target range
Then the company contribution (expressed as a percentage of each eligible participant’s compensation) is:	8%	10%	12%
* Target adjusted diluted earnings per share (“EPS”) annual growth rate, as defined in the Plan document, is announced by Altria, generally in late January of each year, as may be subsequently modified by any later, publicly-announced adjustments or revisions to the forecast.